Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net (Textual)
Depreciation expense	$ 3,404,912	$ 2,635,242	$ 1,852,152
Purchase of property and equipment	24,512	88,112	267,856
Related party [Member]
Property and Equipment, Net (Textual)
Purchase of property and equipment	$ 0	$ 0	$ 15,539